Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues		$ 48,519,836	$ 28,229,149	$ 16,156,865
Cost of revenues		45,769,459	26,167,083	15,508,144
Gross profit		2,750,377	2,062,066	648,721
Operating expenses:
Selling		41,613	32,133	37,488
General and administrative		911,531	775,961	239,941
R&D		79,985	58,161	102,524
Total operating expenses		1,033,129	866,255	379,953
Income from operations		1,717,248	1,195,811	268,768
Other income (loss):
Interest expense		(41,186)	(20,902)	(9,961)
Interest income		76,096
Other income (expense)		(16,909)	15,496	788
Total other income (loss), net		18,001	(5,406)	(9,173)
Income before income taxes		1,735,249	1,190,405	259,595
Income tax expense		(443,582)	(220,653)	(15,008)
Net income		1,291,667	969,752	244,587
Comprehensive income
Net income		1,291,667	969,752	244,587
Foreign currency translation gain		387	68,180	63,037
Total Comprehensive income		$ 1,292,054	$ 1,037,932	$ 307,624
Earnings per ordinary share*
– Basic (in Dollars per share)	[1]	$ 0.04	$ 0.04	$ 0.01
Diluted (in Dollars per share)	[1]	$ 0.04	$ 0.04	$ 0.01
Weighted average number of ordinary shares outstanding
– Basic (in Shares)		30,600,000	27,613,333	25,000,000
Diluted (in Shares)		30,600,000	27,613,333	25,000,000

[1]	On August 5, 2022, the Company issued 25,000,000 ordinary shares in connection with the Reorganization (Note 1). On November 28, 2022, the Company issued 4,480,000 Class A Ordinary Shares, with the par value credited to ordinary shares. All references to numbers of ordinary shares and per-share data in the accompanying consolidated financial statements were adjusted to reflect such issuance of shares on a retroactive basis.